CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Warrant issuance expense			$ 500,307
Exchange listing fees			160,721
Legal fees			215,000
General, administrative, and other expenses		$ 22,252	877,640
Total operating expenses		22,252	1,753,668
Loss from operations		(22,252)	(1,753,668)
Other income (expenses):
Change in fair value of warrant liability			14,304,338
Interest income on treasury securities held in Trust Account			3,939,359
Interest income			3,939,359
Unrealized gain (loss) on treasury securities held in Trust Account			57,498
Other income			18,301,195
Income (loss) before provision for income taxes		(22,252)	16,547,527
Provision for income taxes			(783,546)
Net (loss) income		(22,252)	$ 15,763,981
Class A common stock
Other income (expenses):
Basic weighted average shares outstanding			22,604,795
Diluted weighted average shares outstanding			22,604,795
Basic net (loss) income per share			$ 0.53
Diluted net (loss) income per share			$ 0.53
Redeemable Class A common stock
Other income (expenses):
Net (loss) income			$ 11,937,823
Basic weighted average shares outstanding			22,604,795
Diluted weighted average shares outstanding			22,604,795
Basic net (loss) income per share			$ 0.53
Diluted net (loss) income per share			$ 0.53
Non-Redeemable Class B common stock
Other income (expenses):
Net (loss) income		$ (22,252)	$ 3,826,158
Basic weighted average shares outstanding		6,300,000	7,245,000
Diluted weighted average shares outstanding		6,300,000	7,245,000
Basic net (loss) income per share		$ 0.00	$ 0.53
Diluted net (loss) income per share		$ 0.00	$ 0.53
Common Class B [Member]
Other income (expenses):
Basic weighted average shares outstanding	[1]	6,300,000	7,245,000
Diluted weighted average shares outstanding	[1]	6,300,000	7,245,000
Basic net (loss) income per share		$ 0.00	$ 0.53
Diluted net (loss) income per share		$ 0.00	$ 0.53

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter for the period from March 10, 2021 (inception) through December 31, 2021. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.